Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000006611 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000006611 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006611 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006611 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006611 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006611 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000006611 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006611 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006611 | AAA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000006611 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006611 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006611 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006611 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006611 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.50%
C000006611 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.30%
C000006611 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006611 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	31.40%
C000155975 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000155975 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000155975 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155975 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155975 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155975 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155975 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155975 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155975 | AAA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000155975 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155975 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155975 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155975 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155975 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.50%
C000155975 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.30%
C000155975 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	27.50%
C000155975 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006614 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000006614 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006614 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006614 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006614 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006614 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000006614 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006614 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000006614 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006614 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006614 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006614 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006614 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.50%
C000006614 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.30%
C000006614 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006614 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	31.40%
C000006613 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000006613 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000006613 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006613 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006613 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006613 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000006613 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000006613 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006613 | AAA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000006613 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006613 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006613 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006613 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006613 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.50%
C000006613 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.30%
C000006613 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006613 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	31.40%
C000198813 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000198813 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000198813 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198813 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198813 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198813 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198813 | A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198813 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198813 | AAA
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000198813 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.30%
C000198813 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198813 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198813 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198813 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.50%
C000198813 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.30%
C000198813 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	27.50%
C000198813 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	31.40%